DIRECTORS' AND SUPERVISORS' REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2022
DIRECTORS' AND SUPERVISORS' REMUNERATION
Schedule of directors' and supervisors' remuneration

	For the years ended December 31
	2022	2021	2020
Fees	618	579	683
Basic salaries, housing fund, other allowances and benefits in kind	4,244	4,526	3,996
Pension costs	505	449	207
	5,367	5,554	4,886

Schedule of remuneration of each director and supervisor

			Discretionary
Names of directors and supervisors	Fees	Salaries	bonuses	Pension costs	Total
Executive Directors:
Liu Jianping(iii)	—	—	—	—	—
Zhu Runzhou(iii)	—	1,160	—	101	1,261
Ou Xiaowu (iii)	—	933	—	101	1,034
Jiang Tao (iii)	—	844	—	101	945
	—	2,937	—	303	3,240

Non-Executive Directors:
Zhang Jilong(iii)	—	—	—	—	—
Chen Pengjun(iii)	—	—	—	—	—
Wang Jun	—	—	—	—	—
Qiu Guanzhou(iii)	206	—	—	—	206
Yu Jinsong(iii)	206	—	—	—	206
Chan Yuen Sau Kelly(iii)	206	—	—	—	206
	618	—	—	—	618
Supervisors:
Ye Guohua(iii)	—	—	—	—	—
Shan Shulan(iii)	—	—	—	—	—
Lin Ni(iii)	—	—	—	—	—
Guan Xiaoguang(i)	—	198	—	24	222
Xu Shuxiang(ii) (iii)	—	319	—	77	396
Yue Xuguang(iii)	—	790	—	101	891
	—	1,307	—	202	1,509

			Discretionary	Pension
Names of directors and supervisors	Fees	Salaries	bonuses	costs	Total

Executive Directors:
Liu Jianping	—	—	—	—	—
Zhu Runzhou	—	1,176	—	93	1,269
Ou Xiaowu	—	973	—	93	1,066
Jiang Tao	—	837	—	77	914
	—	2,986	—	263	3,249

Non-Executive Directors:
Ao Hong	—	—	—	—	—
Zhang Jilong	—	—	—	—	—
Wang Jun	—	—	—	—	—
Chen Lijie	95	—	—	—	95
Lie-A-Cheong Tai-Chong, David	95	—	—	—	95
Hu Shihai	95	—	—	—	95
Qiu Guanzhou	98	—	—	—	98
Chan Yuen Sau Kelly	98	—	—	—	98
Yu Jinsong	98	—	—	—	98
	579	—	—	—	579

Supervisors:
Ye Guohua	—	—	—	—	—
Shan Shulan	—	—	—	—	—
Guan Xiaoguang	—	770	—	93	863
Yue Xuguang	—	770	—	93	863
Lin Ni	—	—	—	—	—
	—	1,540	—	186	1,726

			Discretionary	Pension
Names of directors and supervisors	Fees	Salaries	bonuses	costs	total
Executive Directors:
Lu Dongliang	—	—	—	—	—
He Zhihui	—	866	—	37	903
Jiang Yinggang	—	562	—	31	593
Zhu Runzhou	—	894	—	44	938
	—	2,322	—	112	2,434

Non-executive Directors:
Ao Hong	—	—	—	—	—
Wang Jun	50	—	—	—	50
Chen Lijie	211	—	—	—	211
Lie-A-Cheong Tai-Chong, David	211	—	—	—	211
Hu Shihai	211	—	—	—	211
	683	—	—	—	683
Supervisors:
Ye Guohua	—	—	—	—	—
Ou Xiaowu	—	134	—	7	141
Shan shulan	—	—	—	—	—
Guan Xiaoguang	—	770	—	44	814
Yue Xuguang	—	770	—	44	814
Total	—	1,674	—	95	1,769

Notes:

(i)	On March 18, 2022, Mr. Guan Xiaoguang was resigned as a supervisor of the Company.
(ii)	On March 18, 2022, Ms. Xu Shuxiang was elected as a supervisor in the seventh session of the Supervisory Committee of the Company.
(iii)	On June 21, 2022, Mr. Liu Jianping, Mr. Zhu Runzhou, Mr. Ou Xiaowu and Mr. Jiang Tao were elected as Executive Directors in the eighth session of the Board of the Company. Mr. Zhang Jilong and Mr. Chen Pengjun were elected as non-executive directors in the eighth session of the Board of the Company. Mr. Qiu Guanzhou, Mr. Yu Jinsong and Ms. Chan Yuen Sau Kelly were elected as Independent Non-Executive Directors of the eighth session of the Board of the Company.

On June 21, 2022, Ms. Xu Shuxiang and Mr. Yue Xuguang were elected as the employee representative supervisors in the eighth session of the Supervisory Committee of the Company.

On June 21, 2022, Mr. Ye Guohua, Ms. Shan Shulan and Ms. Lin Ni were elected as shareholder representative supervisors in the eighth session of the Supervisory Committee of the Company.

During the year, in addition to the remuneration disclosed above, share-based compensations with a cost of RMB112 thousand, RMB108 thousand and RMB104 thousand, were provided to Executive Director Mr. Zhu Runzhou, Mr. Ou Xiaowu, and Mr. Jiang Tao, respectively (2021: Nil, 2020: Nil).

33     DIRECTORS’ AND SUPERVISORS’ REMUNERATION (CONTINUED)

(a)     Directors’ and supervisors’ remuneration (Continued)

(iv)

During the year ended December 31, 2022, 750,000 restricted shares were granted to the directors (2021: Nil, 2020: Nil), and no restricted shares were granted to the supervisors of the Company (2021: Nil, 2020: Nil).

(v)

During the year ended December 31, 2022, no remuneration was paid to the directors or the supervisors of the Company (among which included the five highest paid employees) as an inducement to join or upon joining the Company or as compensation for loss of office (2021: Nil, 2020: Nil).

(vi)

Directors of the Company, Mr. Chen Pengjun and Mr. Wang Jun (resigned) waived their remuneration as non-executive directors of the Company for 2022. The annual remuneration before tax as a non-executive director of the Company is RMB150,000 for 2022. In 2021, the director of the Company, Mr. Wang Jun (resigned) waived his remuneration as non-executive director of the Company. The annual remuneration before tax as a non-executive director of the Company was RMB150,000 for 2021.

Schedule of remuneration payable to the remaining two highest paid individuals

	December 31,	December 31,	December 31,
	2022	2021	2020
Basic salaries, housing fund, other allowances and benefits in kind	1,612	1,699	1,594
Discretionary bonuses	—	—	—
Pension costs	202	186	88
	1,814	1,885	1,682

Schedule of remuneration of the directors and supervisors of the Company whose remuneration fell within the following band

	Number of individuals
	December 31,	December 31,	December 31,
	2022	2021	2020

Nil to RMB1,000,000	2	2	2